Leases - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Additional Operating lease Right of use asset			$ 613
Additional Operating lease liability			$ 136
Operating Lease, Right-of-Use Asset	$ 4,164	$ 4,296		$ 636	$ 2,800
Operating Lease, Liability		$ 4,271			$ 2,800
weighted-average remaining lease term		10 years		6 years
weighted-average discount rate		11.90%		12.20%